CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 7,703	$ 7,685
Restricted cash	350	350
Short-term bank deposit	10,079
Prepaid expenses and other current assets	285	400
Total current assets	18,417	8,435
Non-current assets
Property and equipment, net	823	540
Operating leases	398	454
Total non-current assets	1,221	994
Total assets	19,638	9,429
Accounts payable and accruals
Trade	862	989
Other	345	490
Employees and payroll accruals	1,510	1,101
Operating lease liabilities	264	222
Total current liabilities	2,981	2,802
Non-current liabilities
Royalties provision	154	182
Operating lease liabilities	125	211
Total non-current liabilities	279	393
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (360,000,000 and 90,000,000 authorized shares as of December 31, 2020 and 2019, respectively; 46,239,183 and 8,272,908 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	31,646	5,407
Additional paid-in capital	75,715	77,964
Accumulated deficit	(90,983)	(77,137)
Total shareholders' equity	16,378	6,234
Total liabilities and shareholders' equity	$ 19,638	$ 9,429